Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Federal Income Taxes [Abstract]
FEDERAL INCOME TAXES

NOTE 9 – FEDERAL INCOME TAXES

The Corporation files income tax returns in the U.S. federal jurisdiction and franchise tax returns in Ohio. Income tax expense (credits) for the years ended December 31, 2011 and 2010 included the following components.

	September 30,	September 30,
	2011	2010
Valuation Allowance	$1,622	$8,083
Deferred	(1,635)	(2,973)

Totals	$(13)	$5,110

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate to income before income taxes was as follows:

	September 30,	September 30,
	2011	2010
Income taxes (credits) computed at the statutory federal income tax rate	$(935)	$(2,455)
Tax exempt income	(401)	(512)
Change in Valuation Allowance	1,622	8,083
Other	(299)	(6)

Totals	$(13)	$5,110

Year-end deferred tax assets and liabilities were comprised of the following.

	September 30,	September 30,
	2011	2010
Deferred tax assets
Allowance for loan losses	$3,259	$4,164
Depreciation	227	202
Deferred compensation	244	217
Alternative minimum tax carry forward	145	145
Other-than-temporary impairment losses	1,365	1,334
Other	62	43
Expenses on foreclosed real estate	132	24
Unrealized loss on other-than-temporary impairment on held-to-maturity securities	1,021	950
NOL Carry forward	4,354	2,026

	10,809	9,105

Deferred tax liabilities
FHLB stock dividends	(455)	(455)
Unrealized gain on securities available-for-sale	(643)	(559)
Other	(6)	(8)

	(1,104)	(1,022)

Net deferred tax asset	9,705	8,083
Less: Valuation Allowance	(9,705)	(8,083)

Total	$—	$—

At December 31, 2011, the Corporation has a $12.8 million net operating loss carry forward available to reduce future income taxes through 2030.